Expenses by Nature - Summary of Restructuring Charges by Function (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expense by Nature [line items]
Total restructuring charges	kr 399	kr 549	kr 1,306
Cost of sales [member]
Expense by Nature [line items]
Total restructuring charges	195	273	725
R&D expenses [member]
Expense by Nature [line items]
Total restructuring charges	54	137	411
Selling and administrative expenses [member]
Expense by Nature [line items]
Total restructuring charges	kr 150	kr 139	kr 170